UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811- 03757
BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
(formerly, Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.)
(Exact name of registrant as specified in charter)
c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286

(Address of principal executive offices) (Zip code)
Bennett A. MacDougall, Esq.
240 Greenwich Street
New York, New York 10286

(Name and address of agent for service)
Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end: 5/31
Date of reporting period: July 1, 2018-June 30, 2019

Item 1. Proxy Voting Record

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

By:	/s/ Renee LaRoche-Morris
Renee LaRoche-Morris
President (Principal Executive Officer)

Date:	July 22, 2019